BORROWINGS	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2022				December 31, 2021
(MILLIONS EXCEPT AS NOTED)	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	N/A	5	$—	$—
Commercial paper	5.1	<1	249	249	N/A	N/A	—	—
Medium-Term Notes:
Series 4 (C$150)	5.8	14	111	114	5.8	15	118	154
Series 9 (C$400)	3.8	2	295	286	3.8	3	317	334
Series 10 (C$500)	3.6	4	369	350	3.6	5	396	421
Series 11 (C$475)	4.3	6	351	338	4.3	7	376	419
Series 12 (C$475)	3.4	7	351	316	3.4	8	376	399
Series 13 (C$300)	4.3	27	221	184	4.3	28	237	275
Series 14 (C$425)	3.3	28	314	218	3.3	29	336	332
Series 15 (C$400)(1)	5.9	10	295	307	—	—	—	—
	4.1	11	2,307	2,113	3.9	13	2,156	2,334
Total corporate borrowings			2,556	$2,362			2,156	$2,334
Add: Unamortized premiums(2)			2				3
Less: Unamortized financing fees(2)			(10)				(10)
Less: Current portion			(249)				—
			$2,299				$2,149
(1) Includes $7 million (2021: nil) outstanding to an associate of Brookfield. Refer to Note 30 - Related party transactions for more details.
(2) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Corporate borrowings
Unamortized financing fees, beginning of year	$(10)	$(11)
Additional financing fees	(1)	—
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(10)	$(10)
Credit facilities
Brookfield Renewable had $249 million commercial paper outstanding as at December 31, 2022 (2021: nil).
In the first quarter of 2022, Brookfield Renewable increased the capacity of its commercial paper program from $500 million to $1 billion.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 29 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2022	2021
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Draws on corporate credit facilities(1)(2)	—	(24)
Authorized letter of credit facility	500	400
Issued letters of credit	(344)	(289)
Available portion of corporate credit facilities	$2,531	$2,462
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued on Brookfield Renewable’s corporate credit facilities of $1,975 million.
Medium-term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 32 – Subsidiary Public Issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the fourth quarter of 2022, Brookfield Renewable issued C$400 million of Series 15 medium-term notes. The medium-term notes have a fixed interest rate of 5.88% and a maturity date of November 2032. The Series 15 medium-term notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a margin. Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”).
Effective January 1, 2022, SONIA replaced £ LIBOR, and Euro Short-term Rate (“€STR”) replaced € LIBOR. It is also currently expected that SOFR will replace US$ LIBOR prior to June 30, 2023 and the Canadian Overnight Repo Rate Average (“CORRA”) is expected to replace CDOR after June 28, 2024.
As at December 31, 2022, Brookfield Renewable’s floating rate borrowings have not been materially impacted by SONIA and €STR reforms. Brookfield Renewable has a transition plan for the replacement of US$ LIBOR with the Secured Overnight Financing Rate (“SOFR”) benchmark on June 30, 2023. This plan involves certain amendments to the contractual terms of US$ LIBOR referenced floating rate borrowings, interest rate swaps, interest rate caps and updates to hedge designations. These are not expected to have a material impact.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(4)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric(2)	7.2	10	$8,813	$8,104	4.9	11	$8,541	$9,008
Wind	5.4	8	5,943	5,824	4.4	8	4,767	5,059
Utility-scale solar	5.6	13	4,625	4,502	4.1	13	4,303	4,561
Distributed energy & sustainable solutions	4.6	7	2,940	2,687	3.2	8	1,741	1,807
Total	6.1	10	22,321	$21,117	4.5	10	19,352	$20,435
Add: Unamortized premiums and discounts(3)			105				160
Less: Unamortized financing fees(3)			(124)				(132)
Less: Current portion			(2,027)				(1,818)
			$20,275				$17,562
(1)Includes $1,838 million (2021: $30 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $93 million (2021: $51 million) outstanding to an associate of Brookfield. Refer to Note 30 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
(4)Excluding non-permanent financings, total weighted-average term is 11 years.
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows :

(MILLIONS)	2023	2024	2025	2026	2027	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$1,116	$697	$628	$880	$554	$4,938	$8,813
Wind	402	1,486	326	573	324	2,832	5,943
Utility-scale solar	314	420	296	343	222	3,030	4,625
Distributed energy & sustainable solutions	195	900	116	71	68	1,590	2,940
	$2,027	$3,503	$1,366	$1,867	$1,168	$12,390	$22,321
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(132)	$(122)
Additional financing fees	(49)	(40)
Amortization of financing fees	36	21
Foreign exchange translation and other	21	9
Unamortized financing fees, end of year	$(124)	$(132)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$160	$63
Additional premiums and discounts	(13)	103
Amortization of premiums and discounts	(15)	(13)
Foreign exchange translation and other	(27)	7
Unamortized premiums and discounts, end of year	$105	$160
Brookfield Renewable’s financing and refinancing completed for the year ended December 31, 2022 are as follows:

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q1 2022	Colombia	Hydroelectric	8.66%	Financing	2032	COP 200 billion ($53 million)
Q1 2022	Colombia	Hydroelectric	IPC	Financing	2029-2037	COP 356 billion ($95 million)
Q1 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 200 billion ($53 million)
Q1 2022	Brazil	Utility-scale solar	IPCA	Financing	2045	BRL 150 million ($29 million)
Q1 2022	China	Wind	4.90%	Financing	2037	CNY 835 million ($132 million)
Q1 2022	U.S.	Hydroelectric	3.62%	Refinancing	2032	$170 million
Q1 2022	U.S.	Hydroelectric	SOFR	Refinancing	2026	$35 million
Q2 2022	Brazil	Utility-scale solar	IPCA	Financing	2045	BRL 300 million ($63 million)
Q2 2022	Brazil	Wind	CDI	Financing	2024	BRL 500 million ($96 million)
Q2 2022	Europe	Utility-scale solar	3.36%	Refinancing	2039	€66 million ($70 million)
Q2 2022	U.S.	Utility-scale solar	SOFR	Financing	2025	$250 million
Q2 2022	U.S.	Various	SOFR	Refinancing	2029	$500 million
Q2 2022	U.S.	Distributed generation	5.23%	Financing	2029	$402 million
Q2 2022	China	Wind	4.60%	Financing	2039	CNY 290 million ($43 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 400 billion ($97 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 100 billion ($24 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 50 billion (12 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2034	COP 100 billion ($24 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2027	COP 219 billion ($53 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2029	COP 594 billion ($144 million)
Q2 2022	Colombia	Hydroelectric	IBR	Refinancing	2030	COP 237 billion ($57 million)
Q3 2022	China	Wind	4.40%	Financing	2039	CNY 181 million ($25 million)
Q3 2022	China	Wind	4.40%	Financing	2039	CNY 262 million ($37 million)
Q3 2022	China	Utility-scale solar	4.40%	Financing	2040	CNY 107 million ($15 million)
Q3 2022	China	Wind	4.40%	Financing	2038	CNY 87 million ($12 million)
Q3 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 315 billion ($71 million)
Q3 2022	U.S.	Distributed generation	6.50%	Financing	2032	$14 million

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q3 2022	U.S.	Hydroelectric	SOFR	Refinancing	2024	$12 million
Q4 2022	China	Wind	4.40%	Financing	2039	CNY 241 million ($34 million)
Q4 2022	China	Wind	4.60%	Financing	2039	CNY 227 million ($32 million)
Q4 2022	China	Wind	4.40%	Financing	2040	CNY 214 million (31 million)
Q4 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 252 billion ($53 million)
Q4 2022	Chile	Various	SOFR	Financing	2034	$200 million
Q4 2022	U.S.	Distributed generation	SOFR	Financing	2023	$75 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2023	$100 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2037	$200 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2037	$175 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2029	$60 million
Q4 2022	India	Various	8.65%	Refinancing	2026-2035	INR 5 billion ($62 million)
Q4 2022	India	Various	8.95%	Financing	2038	INR 11 billion ($139 million)
Q4 2022	Canada	Hydroelectric	5.13%	Financing	2029	C$786 million ($580 million)
Q4 2022	Canada	Hydroelectric	CDOR	Financing	2023	C$300 million ($221 million)
Q4 2022	Brazil	Utility-scale solar	IPCA	Financing	2046	BRL 450 million ($87 million)
(1)Benchmarked financings bear a variable interest at the applicable rate plus a margin.
In the first quarter of 2022, Brookfield Renewable increased its revolving credit facility associated with the     distributed generation portfolio in the United States by $50 million to a total of $150 million and agreed to amend its maturity to March 2025.
In the second quarter of 2022, Brookfield Renewable increased its revolving credit facility capacity associated with the United States business by $250 million to a total of $750 million.
In the fourth quarter of 2022, Brookfield Renewable extended the maturity of its COP $3 trillion facility associated with the Colombia hydroelectric assets to 2047.
In the fourth quarter of 2022, Brookfield Renewable extended the maturity of $750 million facility associated with the Brookfield Global Transition Fund subscription facility to December 2023 and April 2024.
In the fourth quarter of 2022, Brookfield Renewable extended the maturity of $250 million revolving credit facility associated with a wind portfolio in the United States to 2023.
In the fourth quarter of 2022, Brookfield Renewable extended the maturity of its BRL 350 million facility associated with a portfolio of Brazilian solar assets to 2047.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities held for sale	Other(2)(3)	December 31
2022
Corporate borrowings	$2,149	545	—	—	—	(146)	$2,548
Non-recourse borrowings	$19,380	3,254	443	—	(171)	(604)	$22,302
2021
Corporate borrowings	$2,135	(3)	—	—	—	17	$2,149
Non-recourse borrowings	$15,947	3,177	869	(646)	—	33	$19,380
(1)Excludes $233 million (2021: $51 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $129 million (2021: $358 million) of non-recourse borrowings acquired through asset acquisitions.